RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTIES [Abstract]
Schedule of Related Party Transactions and Balances
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands

Managements fees - included in General and administrative	354	375	302

Balance with related parties:
	Year ended December 31
	2 0 1 2	2 0 1 1	2 0 1 0
	$ in thousands

Short Terms Loan	200	191	270

Long Terms Loan	-	100	139